Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Accounts receivable (Billed services)	$ 1,497,426	$ 1,517,217
Allowance for credit losses	(39,072)	(42,319)
Accounts receivable (net)	1,458,354	1,474,898
Unbilled revenue (Unbilled services)	1,054,478	1,096,592
Accounts receivable and unbilled revenue, net	$ 2,512,832	$ 2,571,490